Financial Assets and Financial Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 109,000	$ 105,000	$ 100,000
Maximum borrowing capacity	287,017,000	$ 275,334,000
Unused portion of the credit lines	$ 208,000,000
Liquidity discount	30.00%	30.00%
Line Of Credit 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 207,928,000	$ 182,361,000
Letters of Credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	113,255,000	92,256,000
Open letters of credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	15,209,000	22,426,000
Foreign currency forward contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	$ (900,000)	$ (9,400,000)